Expense Example, No Redemption {- Franklin Conservative Allocation Fund} - Franklin Fund Allocator Series FAS-25 - Franklin Conservative Allocation Fund - Class C	Dec. 01, 2020 USD ($)
Expense Example, No Redemption:
1 Year	$ 166
3 Years	514
5 Years	887
10 Years	$ 1,934